WARRANTS (Details Textual) (USD $)		6 Months Ended		6 Months Ended		6 Months Ended
	Jan. 10, 2012	Jun. 30, 2013 Hawk Associates Inc [Member]	Apr. 21, 2010 Hawk Associates Inc [Member]	Jun. 30, 2013 Anderson Strudwick Incorporated [Member]	Apr. 21, 2010 Anderson Strudwick Incorporated [Member]	Jun. 30, 2013 Firs Trust Group, Inc [Member]	Jan. 10, 2012 Firs Trust Group, Inc [Member]
Warrants Issued for Services	257,500		7,500		150,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)		$ 9.60		$ 10.00		$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (in years)		5 years		5 years		5 years